STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2019
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

24.  STOCK-BASED COMPENSATION PLANS

(a)   Quebecor plans

(i)Stock option plan

Under a stock option plan established by the parent Corporation, 26,000,000 Quebecor Class B Shares have been set aside for directors, officers, senior employees, and other key employees of Quebecor and the Corporation. The exercise price of each option is equal to the weighted average trading price of Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the granting of the option. Each option may be exercised during a period not exceeding 10 years from the date granted. As per the provisions of the plan, options usually vest as follows: 1/3 after one year, 2/3 after two years, and 100% three years after the original grant. The Board of Directors of the parent Corporation may, at its discretion, affix different vesting periods at the time of each grant. Holders of options under the stock option plan have the choice, when they exercise their options, of acquiring the Class B Shares at the corresponding option exercise price, or receiving a cash payment equivalent to the difference between the market value of the underlying shares and the exercise price of the option. Holders of options have committed to obtain the consent of the parent corporation before exercising their right to subscribe the shares for which they exercise their options.

The following table gives details on changes to outstanding options for the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	1,562,892	$23.40	440,000	$12.31
Granted	1,343,250	31.61	1,242,892	26.52
Transferred[1]	290,000	13.24	—	—
Exercised	(590,000)	11.72	(100,000)	12.75
Cancelled	(201,250)	28.57	(20,000)	26.52
Balance at end of year	2,404,892	$29.20	1,562,892	$23.40

Vested options at end of year	—	$—	340,000	$12.17
[1]

These options were transferred from the parent corporation. The fair value of the liability at the transfer date is assumed by the parent corporation, while subsequent changes in the fair value is assumed by the Corporation.

During the year ended December 31, 2019, 590 000 stock options of Quebecor were exercised for a cash consideration of $6.3 million (100,000 stock options for $1.2 million in 2018).

As of December 31, 2019, exercise prices of all outstanding options are from $26.52 to $32.20 and the average of years to maturity is 9.1.

(ii)Deferred share unit plan

The Quebecor DSU plan is for the benefit of Quebecor and the Corporation’s directors. Under this plan, each director receives a portion of his/her compensation in the form of DSUs, such portion representing at least 50% of the annual retainer which could be less upon reaching the minimum shareholding threshold set out in the policy regarding the minimum shareholding by directors. Subject to certain conditions, each director may elect to receive up to 100% of the total fees payable for services as a director in the form of units. The value of a DSU is based on the weighted average trading price of Quebecor Class B Shares on the Toronto Stock Exchange over the last five trading days immediately preceding the relevant date. DSUs will entitle the holders thereof to dividends, which will be paid in the form of additional units at the same rate as that applicable to dividends paid from time to time on Quebecor Class B Shares. Subject to certain limitations, the DSUs will be redeemed by the Corporation when the director ceases to serve as a director of the Corporation. For the purpose of redeeming units, the value of a DSU shall correspond to the fair market value of Quebecor Class B Shares on the date of redemption. As of December 31, 2019, the total number of DSUs outstanding under this plan was 124,875.

(b)   Quebecor Media stock option plan

Under a stock option plan established by the Corporation, 6,180,140 Common Shares of Quebecor Media have been set aside for officers, senior employees, directors, and other key employees of Quebecor Media. Each option may be exercised within a maximum period of 10 years following the date of grant at an exercise price not lower than, as the case may be, the fair market value of the Common Shares of Quebecor Media at the date of grant, as determined by its Board of Directors (if the Common Shares of Quebecor Media are not listed on a stock exchange at the time of the grant), or the five‑day weighted average market price ending on the day preceding the date of grant of the Common Shares of the Corporation on the stock exchange(s) where such shares are listed at the time of grant. As long as the Common Shares of Quebecor Media are not listed on a recognized stock exchange, optionees may exercise their vested options during one of the following periods: from March 1 to March 30, from June 1 to June 29, from September 1 to September 29, and from December 1 to December 30. Holders of options under the plan have the choice at the time of exercising their options of receiving an amount in cash (equal to the difference between either the five‑day weighted average market price ending on the day preceding the date of exercise of the Common Shares of the Corporation on the stock exchange(s) where such shares are listed at the time of exercise, or the fair market value of the Common Shares, as determined by the Corporation’s Board of Directors, and the exercise price of their vested options) or, subject to certain stated conditions, exercise their options to purchase Common Shares of Quebecor Media at the exercise price. Except under specific circumstances, and unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five‑year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant.

The following table gives details on changes to outstanding options granted as of December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	318,400	$64.61	595,827	$62.84
Exercised	(147,400)	62.41	(263,227)	60.31
Cancelled	(41,800)	69.91	(14,200)	70.06
Balance at end of year	129,200	$65.41	318,400	$64.61

Vested options at end of year	97,550	$63.74	170,500	$61.07

During the year ended December 31, 2019, 147,400 of the Corporation’s stock options were exercised for a cash consideration of $7.4 million (263,227 stock options for $10.7 million in 2018).

As of December 31, 2019, exercise prices of all outstanding options are from $50.01 to $70.56 and the average of years to maturity is 4.5.

(c)  TVA Group stock option plan

Under this stock option plan, 2,200,000 TVA Group Class B Shares have been set aside for senior executives and directors of TVA Group and its subsidiaries. The terms and conditions of options granted are determined by TVA Group’s Human Resources and Corporate Governance Committee. The subscription price of an option cannot be less than the closing price of TVA Group Class B Shares on the Toronto Stock Exchange the day before the option is granted. Unless the Human Resources and Corporate Governance Committee decides otherwise, options vest over a five‑year period in accordance with one of the following vesting schedules as determined by the Human Resources and Corporate Governance Committee at the time of grant: (i) equally over five years with the first 20% vesting on the first anniversary of the date of the grant; (ii) equally over four years with the first 25% vesting on the second anniversary of the date of grant; and (iii) equally over three years with the first 33 1/3% vesting on the third anniversary of the date of grant. The term of an option cannot exceed 10 years. Holders of options under the plan have the choice, at the time of exercising their options, of receiving a cash payment from TVA Group equal to the number of shares corresponding to the options exercised, multiplied by the difference between the market value of the TVA Group Class B Shares and the exercise price of the option or, subject to certain conditions, exercise their options to purchase TVA Group Class B Shares at the exercise price. The market value is defined as the average closing market price of the TVA Group Class B Shares for the last five trading days preceding the date on which the option was exercised. Holders of options have committed to obtain the consent of TVA Group before exercising their right to subscribe the shares for which they exercise their options.

The following table gives details on changes to outstanding options for the years ended December 31, 2019 and 2018:

	2019		2018
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price

Balance at beginning of year	340,000	$2.99	60,000	$6.85
Granted	290,000	2.05	280,000	2.16
Cancelled	(115,000)	3.13	—	—
Balance at end of year	515,000	$2.43	340,000	$2.99

Vested options at end of year	28,000	$6.85	36,000	$6.85

As of December 31, 2019, exercise prices of all outstanding options are from $2.05 to $6.85 and the average of years to maturity is 8.8.

(d)   Deferred share unit and performance share unit plans

Quebecor established a DSU plan and PSU plan for its employees and those of its subsidiaries based on Quebecor Class B Shares and, in the case of the DSU plan, also on TVA Group Class B Shares. TVA Group also established a DSU plan and a PSU plan for its employees based on TVA Group Class B Shares. The DSUs vest over six years and will be redeemed for cash only upon the participant’s retirement or termination of employment, as the case may be. The PSUs vest over three years and will be redeemed for cash at the end of this period subject to the achievement of financial targets. DSUs and PSUs entitle the holders to receive additional units when dividends are paid on Quebecor Class B Shares or TVA Group Class B Shares. No treasury shares will be issued for the purposes of these plans.

As of December 31, 2019, 147,309 DSUs based on Quebecor Class B Shares, 223,653 DSUs based on TVA Group Class B Shares, 108,467 PSUs based on Quebecor Class B Shares and 131,129 PSUs based on TVA Group Class B Shares were outstanding under these plans. A cash consideration of $4.7 million was paid upon PSUs redemption in 2019.

 (e)   Assumptions in estimating the fair value of stock-based awards

The fair value of stock-based awards under the stock option plans of the parent corporation, Quebecor Media and TVA Group was estimated using the Black-Scholes option pricing model. The following weighted-average assumptions were used to estimate the fair value of all outstanding stock options under the stock option plans:

December 31, 2019	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	1.80%		1.79%		1.80%
Distribution yield	1.35%		1.00%		—%
Expected volatility	17.94%		14.53%		51.81%
Expected remaining life	5.1	years	1.1	years	4.9	years

December 31, 2018	Quebecor		Quebecor Media		TVA Group

Risk-free interest rate	2.05%		1.97%		2.06%
Distribution yield	0.77%		1.13%		—%
Expected volatility	17.93%		16.11%		47.07%
Expected remaining life	4.8	years	1.5	years	5.2	years

Except for Quebecor Media, the expected volatility is based on the historical volatility of the underlying share price for a period equivalent to the expected remaining life of the options. Since the Common Shares of Quebecor Media are not publicly traded on a stock exchange, expected volatility is derived from the implied volatility of Quebecor’s stock. The expected remaining life of options granted represents the period of time that options granted are expected to be outstanding. The risk‑free rate over the expected remaining life of the option is based on the Government of Canada yield curve in effect at the time of the valuation. Distribution yield is based on the current average yield.

(f)   Liability of vested options

As of December 31, 2019, the liability for all vested options was $6.0 million as calculated using the intrinsic value ($14.2 million as of December 31, 2018).

(g)  Consolidated stock-based compensation charge

For the year ended December 31, 2019, a consolidated charge related to all stock‑based compensation plans was recorded in the amount of $11.4 million ($15.6 million in 2018 and $15.4 million in 2017).